SCHEDULE OF PERFORMANCE BASED ON OPERATING SEGMENTS REVENUS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 126,526,546	$ 85,266,306	$ 83,668,441
Cost of revenue	128,008,534	82,255,771	76,469,755
Cost of revenue	(128,008,534)	(82,255,771)	(76,469,755)
Gross profit	(1,481,988)	3,010,535	7,198,686
Selling and marketing expenses	6,989,501	8,130,777	6,577,396
Selling and marketing expenses	(6,989,501)	(8,130,777)	(6,577,396)
General and administrative expenses	50,338,759	11,768,315	15,273,231
General and administrative expenses	(50,338,759)	(11,768,315)	(15,273,231)
Other income (loss)	(2,921,567)	1,833,477	193,237
Loss before tax	(251,584,044)	(15,055,080)	(14,458,704)
Changes in fair value of receivable for bitcoin collateral	2,931,287
Changes in fair value of receivable for bitcoin collateral	(2,931,287)
Realized gain on sale of Bitcoin	4,578
Impairment of goodwill	(122,519,218)
Impairment of intangible assets	(64,406,302)
PRC And Other Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues	103,635,985	81,671,464	75,179,138
Cost of revenue	(101,179,388)	(79,086,246)	(72,014,675)
Cost of revenue	101,179,388	79,086,246	72,014,675
Gross profit	2,456,597	2,585,218	3,164,463
Selling and marketing expenses	(5,780,199)	(6,731,281)	(5,079,314)
Selling and marketing expenses	5,780,199	6,731,281	5,079,314
General and administrative expenses	(34,288,425)	(9,947,933)	(13,027,899)
General and administrative expenses	34,288,425	9,947,933	13,027,899
Other income (loss)	(2,574,725)	1,587,144	251,402
Loss before tax	(40,186,753)	(12,506,852)	(14,691,348)
Changes in fair value of receivable for bitcoin collateral
Changes in fair value of receivable for bitcoin collateral
Realized gain on sale of Bitcoin
Impairment of goodwill
Impairment of intangible assets
Ninjas in Pyjamas [Member]
Segment Reporting Information [Line Items]
Revenues	2,826,303	3,594,842	8,489,303
Cost of revenue	(4,131,892)	(3,169,525)	(4,455,080)
Cost of revenue	4,131,892	3,169,525	4,455,080
Gross profit	(1,305,589)	425,317	4,034,223
Selling and marketing expenses	(1,209,302)	(1,399,496)	(1,498,082)
Selling and marketing expenses	1,209,302	1,399,496	1,498,082
General and administrative expenses	(15,950,274)	(1,820,382)	(2,245,332)
General and administrative expenses	15,950,274	1,820,382	2,245,332
Other income (loss)	(37,997)	246,333	(58,165)
Loss before tax	(205,428,682)	(2,548,228)	232,644
Changes in fair value of receivable for bitcoin collateral
Changes in fair value of receivable for bitcoin collateral
Impairment of goodwill	(122,519,218)
Impairment of intangible assets	(64,406,302)
Mining Business [Member]
Segment Reporting Information [Line Items]
Revenues	20,064,258
Cost of revenue	(22,697,254)
Cost of revenue	22,697,254
Gross profit	(2,632,996)
Selling and marketing expenses
Selling and marketing expenses
General and administrative expenses	(100,060)
General and administrative expenses	100,060
Other income (loss)	(308,845)
Loss before tax	(5,968,609)
Changes in fair value of receivable for bitcoin collateral	(2,931,287)
Changes in fair value of receivable for bitcoin collateral	2,931,287
Realized gain on sale of Bitcoin	4,578
Impairment of goodwill
Impairment of intangible assets